Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

34. Income Taxes

The following table reconciles the difference between income taxes that would result solely by applying statutory rates to the Company’s pre-tax income or loss and income tax expense or recovery recorded in the statement of operations and comprehensive income or loss.

		December 31
	2014	2013

Income before income taxes and net (income) loss from equity accounted investee	$160,274	$176,265
Income tax expense at the combined basic rate	52,648	59,613
Large corporation and state tax	5,008	4,027
International financing	(23,296)	(11,661)
Withholding tax on foreign dividends	4,649	731
Tax on other non-deductible expenses	1,431	1,441
Non-taxable income	(2,696)	-
Net revisions to certain tax bases and tax rates	(2,137)	(456)
Other	(1,931)	4,748
Income tax expense	$33,676	$58,443

		December 31
	2014	2013

Deferred income tax assets
Unutilized tax loss carryforwards	$62,614	$64,633
Deferred financing costs and offering expenses	896	-
Foreign tax credits available for carryforward	14,567	14,567
Accounting provisions not currently deductible for tax	65,047	56,325
Tax value of intangibles and landfill assets in excess of carrying value	6,407	12,263
Other	2,433	819
Valuation allowance	(16,684)	(18,267)
	135,280	130,340

Deferred income tax liabilities
Carrying value of capital assets in excess of tax value	100,108	93,382
Carrying value of intangibles and landfill assets in excess of tax value	153,757	159,034
Other	8,263	7,811
	262,128	260,227
Net deferred income tax liabilities	$126,848	$129,887

Canada	$25,098	$36,601
U.S.	101,750	93,286
Net deferred income tax liabilities	$126,848	$129,887

The components of domestic and foreign income before income tax expense (recovery) and domestic and foreign income taxes are as follows:

	December 31
	2014	2013
Income before income tax expense (recovery) and net income or loss from equity accounted investee
Canada	$50,952	$69,717
U.S.	42,619	73,053
Other	66,703	33,495
	$160,274	$176,265

Current income tax expense
Canada	$28,570	$26,045
U.S.	5,290	3,428
Other	166	62
	34,026	29,535

Deferred income tax (recovery) expense
Canada	(9,806)	867
U.S.	9,456	28,041
Other	-	-
	(350)	28,908
Total income tax expense	$33,676	$58,443

The Company recognizes interest related to uncertain tax positions and penalties to current income tax expense. The Company has no material uncertain tax positions. Accordingly, interest and penalties recognized in respect of uncertain tax positions and amounts accrued in respect thereof amount to $nil for the years ended December 31, 2014 and 2013.

The Company is subject to federal, provincial and state income taxes and files tax returns in multiple jurisdictions. Tax years open to audit range from 2000 to 2014 in Canada and from 1997 to 2014 in the U.S.

The Company does not tax effect its foreign currency translation adjustment.

Subsidiaries of the Company have unutilized tax losses amounting to $148,042 (2013 - $136,884) which expire 2015 to 2031. The realization of the deferred income tax assets, net of a $1,667 (2013 - $3,250) valuation allowance on certain U.S. unutilized tax loss carryforwards, totaling $62,261 (2013 - $64,226), is dependent on the Company generating taxable income in future years in which those temporary differences become deductible. Based on management’s estimate of the Company’s projected future taxable income and its tax planning strategies, management expects to realize these deferred income tax assets in advance of expiry. Changes to the Company’s ownership structure could limit the Company’s use of unutilized tax losses as imposed by Section 382 of the U.S. Internal Revenue Code.

As of December 31, 2014, a subsidiary of the Company has foreign tax credit carryforwards which expire in 2018 and 2019 that result in a deferred income tax asset totaling $14,567 (2013 - $14,567). As the Company does not expect to generate foreign source income in the future, it has provided a full valuation allowance against the foreign tax credits available for carryforward.

Since the Company’s acquisition of IESI, IESI had, and currently has, issued various intercompany notes payable (“U.S. notes”). For the purposes of determining taxable income, IESI has taken the position that the U.S. notes and their related interest was commercially reasonable and has deducted the interest paid thereon on this basis. Management has taken steps to ensure that the U.S. notes are commercially reasonable, however, there can be no assurance that U.S. taxation authorities will not seek to challenge the treatment of the U.S. notes as debt or the amount of interest expense deducted, which could increase IESI’s taxable income and accordingly its U.S. federal income tax liability. Management has determined that it has met the more-likely-than-not threshold based on its technical merits and that management’s position would be sustained upon examination by the relevant tax authority.